Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Goodwill (Tables) [Line Items]
Schedule changes in carrying value of goodwill
Carrying Value
Balance at December 31, 2019	$6,307,440
Goodwill acquired during the period	303,117
Balance at December 31, 2020	$6,610,557
Goodwill acquired during the period	2,076,409
Balance at December 31, 2021	$8,686,966